UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  DECEMBER 31, 1999

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

    JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          FEBRUARY 11, 2000


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        68

FORM 13F INFORMATION VALUE TOTAL:              $291859

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
 ................................................................................
Abbott Labs     Common	002824100   2570     70774   Sole		     70774
Am. Home Prod.  Common	026609107   1372     34943   Sole	             34943
Am. Intl. Gr	Common	026874107   1866     17261   Sole                    17261
Automatic Data 	Common	053015103   7987    148255   Sole                   148255
AVI BioPharma InCommon	002346104     54     10000   Sole		     10000
BP Amoco PLC	Common	055622104    416      7022   Sole		      7022
Bellsouth	Common	079860102    395      8444   Sole                     8444
Berkshire Hath	Common	084670991  15989       285   Sole                      285
Berkshire Hath	Common	084670207   2020      1104   Sole                     1104
Bristol-Myers 	Common	110122108   2663     41481   Sole                    41481
CBS Corp.	Common	12490K107    266      4156   Sole		      4156
Chevron		Common	166751107    494      5700   Sole                     5700
Cisco Systems	Common	17275R102  42784    399381   Sole                   399381
Coca-Cola Co.	Common	191216100  14903    255846   Sole                   255846
CP Pokphand Co	Common	G71507100      0     40000   Sole		     40000
Dayton Hudson	Common	239753106    617      8400   Sole                     8400
Emerson Elec.	Common	291011104    561      9780   Sole                     9780
Energas Res.	Common	29265E108      4     25000   Sole                    25000
ExxonMobil	Common	30231G102   7363     91391   Sole                    91391
First Data      Common	319963104   5646    114499   Sole                   114499
Ford Motor Co	Common	345370100    203      3800   Sole		      3800
Freddie Mac	Common	313400301  11359    241364   Sole                   241364
General ElectricCommon	369604103  30944    199959   Sole                   199959
Gillette Co.	Common	375766102  11887    288612   Sole                   288612
H.J. Heinz Co.	Common	423074103   2032     51050   Sole                    51050
Hewlett Packard	Common	428236103  10249     90099   Sole                    90099
Home Depot	Common	437076102    402      5850   Sole		      5850
IBM		Common	459200101   1329     12316   Sole                    12316
Intel Corp.	Common	458140100  13012    158079   Sole                   158079
Intuit Inc.	Common	461202103    868     14490   Sole	             14490
Johnson & JohnsoCommon	471160104   6721     72080   Sole                    72080
J.P. Morgan & CoCommon	616880100    210      1660   Sole		      1660
Kimberly Clark	Common	534187109    393      6000   Sole	              6000
Ligand PharmaceuCommon	53220K207    129     10000   Sole		     10000
Lucent Tech.	Common	549463107   1737     23159   Sole                    23159
MCI Worldcom	Common  55268B106    413      7776   Sole                     7776
Medtronic	Common	585055106  11833    324760   Sole                   324760
Merck & Co.	Common	589331107   7542    112252   Sole                   112252
Microsoft	Common	594918104  28133    240966   Sole                   240966
Minn. Mining 	Common	604059105   1088     11120   Sole                    11120
Motorola Inc	Common	620076109    353      2395   Sole		      2395
Mutual Risk Mgt.Common	628351108   5639    335427   Sole                   335427
National City 	Common	635405103   6254    264030   Sole                   264030
Nortel Networks Common	656569100    573      5670   Sole                     5670
Paychex Inc     Common  704326107    250      6259   Sole                     6259
PepsiCo		Common	713448108    532     15100   Sole                    15100
Pfizer Inc.	Common	717081103   3270    100800   Sole                   100800
PNC Bank Corp.	Common	693475105    251      5650   Sole                     5650
PPG Industries	Common	693506107   1820     29086   Sole                    29086
Procter & GambleCommon	742718109   2584     23581   Sole                    23581
Rockwood Hldgs	Common	774413108      0     10629   Sole                    10629
Royal Oak Mines Common  78051D105      0    130000   Sole                   130000
Sara Lee Corp.	Common	803111103    533     24160   Sole                    24160
SBC CommunicatioCommon	78387G103    437      8961   Sole		      8961
SunTrust Banks	Common	867914103    234      3400   Sole                     3400
Transaction SystCommon  893416107   9755    348410   Sole                   348410
Teppco Partners L.P.	872384102    209     10800   Sole                    10800
Tribune Co.	Common	896047107    220      4000   Sole		      4000
Triton PCS HoldgCommon	89677M106    455     10000   Sole		     10000
Tyco Intl	Common	920124106    628     16100   Sole                    16100
Unitrin Inc.	Common	913275103    284      7540   Sole                     7540
Valspar Corp.	Common	920355104   1642     39200   Sole                    39200
Walgreen Co.	Common	931422109   1331     45500   Sole                    45500
Walt Disney Co.	Common	254687106    575     19671   Sole                    19671
Warner Lambert CCommon  934488107    597      7287   Sole                     7287
Wells Fargo	Common	949746101    590     14600   Sole                    14600
Wilmington Tr	Common	971807102    226      4690   Sole                     4690
Wm. Wrigley Jr. Common	982526105   4163     50190   Sole                    50190
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